CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue (Sales)	$ 272,266	$ 1,800	$ 49,784	$ 27,612
Other Income - Therapeutic Grant Credit	143,540
Total revenue	415,806	1,800
Operating expenses:
Costs of goods sold	93,650	1,000	27,964	20,112
Research and development	797,055	215,443	363,781	540,300
General and administrative	930,393	244,665	590,826	280,709
Sales and marketing costs	230,704
Amortization and depreciation	87,802	80,932	164,456	144,792
Costs and Expenses, Total	2,139,604	542,040	1,147,027	985,913
Operating loss	(1,723,798)	(540,240)	(1,097,243)	(958,301)
Interest expense and debt expense:
Shareholders (Members)	(18,776)	(121,400)	(265,221)	(256,803)
Other	(12,413)	(28,477)	(61,183)	(11,700)
Net loss	(1,754,987)	(690,117)	(1,423,647)	(1,226,804)
Net loss attributable to non-controlling interest	1,707	4	15	119
Net loss attributed to common shareholders (Members)	$ (1,753,280)	$ (690,113)	$ (1,423,632)	$ (1,226,685)
Loss per common share (unit) - basic and diluted	$ (0.07)	$ (0.08)	$ (0.11)	$ (0.23)
Common shares (Units) used in basic earnings per share calculation	25,556,710	9,153,410	12,437,983	5,304,423